Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (a)	Compensation Actually Paid to PEO (a) (b)	Average Summary Compensation Table Total for Non-PEO NEOs (a)	Average Compensation Actually Paid to Non-PEO NEOs (a) (b)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in millions)	Adjusted EBITDA ($ in millions) (d)
					TSR (c)	Peer Group TSR (c)
2022	$9,637,706	$7,306,572	$4,933,712	$4,561,798	$51.76	$65.05	$2,701	$944
2021	15,532,018	13,927,758	6,079,129	5,903,460	84.43	93.35	(326)	1,300
2020	12,769,638	12,891,208	5,455,659	5,557,778	99.09	92.94	(2,429)	1,888

Company Selected Measure Name	(d)Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. Ripley was the PEO for all of the years ended December 31, 2022, 2021, and 2020. Non-PEO NEOs for the years ended December 31, 2022 and 2021 were Messrs. David Smith, Weisbord, and Gibber and Ms. Rutishauser and for the year ended December 31, 2020 were Messrs. David Smith, Faber, Weisbord, and Krolik and Ms. Rutishauser.
PEO Total Compensation Amount	$ 9,637,706	$ 15,532,018	$ 12,769,638
PEO Actually Paid Compensation Amount	$ 7,306,572	13,927,758	12,891,208
Adjustment To PEO Compensation, Footnote [Text Block]	The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the CAP, as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs for the years ended December 31, 2022, 2021, and 2020:

	PEO			Average for Non-PEO NEOs
	2022	2021	2020	2022	2021	2020
Summary Compensation Table total	$9,637,706	$15,532,018	$12,769,638	$4,933,712	$6,079,129	$5,455,659
Stock and SAR awards: (1)
Less: Stock and SAR awards (as reported on the Summary Compensation Table)	(6,170,468)	(12,171,487)	(10,362,761)	(2,527,341)	(3,875,088)	(2,343,740)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	1,687,222	4,831,800	6,776,597	255,233	365,199	622,438
The change in the fair value at the end of the year compared to the prior year for all awards granted in a prior year that were outstanding and unvested at the end of the year	(1,015,543)	(576,596)	(55,875)	(140,778)	(105,714)	—
The change in the fair value at the vesting date compared to the prior year for all awards granted in a prior year that vested in the current year	23,614	182,572	(599,151)	12,507	29,088	—
The fair value at the vesting date of all awards granted during the year that vested during the year	3,144,041	6,129,451	4,362,760	2,028,465	3,410,846	1,823,421
Compensation actually paid	$7,306,572	$13,927,758	$12,891,208	$4,561,798	$5,903,460	$5,557,778
(1) Includes restricted stock awards and SARs. SARs are valued using the Black-Scholes pricing model as of the date of grant. Adjustments have been made to the assumptions used on the date of grant, including expected years to exercise, expected volatility, annual dividend yield, and risk-free interest rate, to value the SARs on each of the measurement dates.

Non-PEO NEO Average Total Compensation Amount	$ 4,933,712	6,079,129	5,455,659
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,561,798	5,903,460	5,557,778
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the CAP, as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs for the years ended December 31, 2022, 2021, and 2020:

	PEO			Average for Non-PEO NEOs
	2022	2021	2020	2022	2021	2020
Summary Compensation Table total	$9,637,706	$15,532,018	$12,769,638	$4,933,712	$6,079,129	$5,455,659
Stock and SAR awards: (1)
Less: Stock and SAR awards (as reported on the Summary Compensation Table)	(6,170,468)	(12,171,487)	(10,362,761)	(2,527,341)	(3,875,088)	(2,343,740)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	1,687,222	4,831,800	6,776,597	255,233	365,199	622,438
The change in the fair value at the end of the year compared to the prior year for all awards granted in a prior year that were outstanding and unvested at the end of the year	(1,015,543)	(576,596)	(55,875)	(140,778)	(105,714)	—
The change in the fair value at the vesting date compared to the prior year for all awards granted in a prior year that vested in the current year	23,614	182,572	(599,151)	12,507	29,088	—
The fair value at the vesting date of all awards granted during the year that vested during the year	3,144,041	6,129,451	4,362,760	2,028,465	3,410,846	1,823,421
Compensation actually paid	$7,306,572	$13,927,758	$12,891,208	$4,561,798	$5,903,460	$5,557,778
(1) Includes restricted stock awards and SARs. SARs are valued using the Black-Scholes pricing model as of the date of grant. Adjustments have been made to the assumptions used on the date of grant, including expected years to exercise, expected volatility, annual dividend yield, and risk-free interest rate, to value the SARs on each of the measurement dates.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following charts reflect the relationship between the CAP to our PEO and average CAP to our non-PEO NEOs to our TSR (as well as a comparison of our TSR to our Peer Group TSR), our net income (loss), and our Adjusted EBITDA for each of the years ended December 31, 2022, 2021, and 2020:
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 51.76	84.43	99.09
Peer Group Total Shareholder Return Amount	65.05	93.35	92.94
Net Income (Loss)	$ 2,701,000,000	$ (326,000,000)	$ (2,429,000,000)
Company Selected Measure Amount	944	1,300	1,888
PEO Name	(a)Mr. Ripley
Additional 402(v) Disclosure [Text Block]	TSR assumes that an investment of $100 was made in our Class A Common Stock and in each peer group company on December 31, 2019 and that all dividends were reinvested and is measured by dividing total dividends (assuming dividend reinvestment) plus share price change between the beginning and end of the measurement period by the share price at the beginning of the measurement period. The Peer Group is defined as the peer group as set by the Compensation Committee. For a list of companies included in the Peer Group, see Compensation Process within Compensation Discussion and Analysis above.Performance Measures. As discussed in Compensation Discussion and Analysis above, the primary objectives of our compensation program are to attract and retain the best available people while efficiently utilizing available resources, to enhance the executive officers’ overall performance, to align the long-term interests of our executive officers with those of our stockholders, to improve our overall business performance, and to reward individual performance. This is accomplished through a combination of base salary, long-term incentive compensation, and cash bonus designed to be competitive with comparable employers in the broadcast and media industry. The Compensation Committee considers both the Company’s overall performance and the individual’s performance when setting compensation levels. However, there are no set guidelines or policies outlining the weight of each, as the Compensation Committee assesses each factor at its discretion. For the year ended December 31, 2022, Adjusted EBITDA was the most important financial performance measure used to link executive compensation actually paid to company performance, and no other performance measures were used.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP measure reflective of the operating performance of the entire Company. Adjusted EBITDA is calculated as GAAP net income before income from non-controlling interests; provision (benefit) for income taxes; other expenses (income); loss (income) from equity method investments; loss (income) from other investments and impairments; loss (gain) from extinguishment of debt/insurance proceeds; interest expense; interest income; loss (gain) on sale of assets; goodwill and definite-lived intangible assets impairment loss; amortization of intangible assets and other assets; depreciation of property & equipment; total stock-based compensation; amortization of program contract costs; amortization of sports programming rights (prior to the Deconsolidation); and adjustment for non-recurring transaction and transition services, COVID, legal and regulatory costs; less cash film payments and cash sports programming rights payments (prior to the Deconsolidation).
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,170,468)	$ (12,171,487)	$ (10,362,761)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,687,222	4,831,800	6,776,597
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,015,543)	(576,596)	(55,875)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,614	182,572	(599,151)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,144,041	6,129,451	4,362,760
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,527,341)	(3,875,088)	(2,343,740)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	255,233	365,199	622,438
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(140,778)	(105,714)	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,507	29,088	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,028,465	$ 3,410,846	$ 1,823,421